Long-Term Debt - 60 Million Hilda Loan Facility (Details) - $60 Million Hilda Loan Facility	1 Months Ended
May 31, 2024 USD ($) item
Long-Term Debt
Face amount of debt	$ 60,000,000
Number of consecutive quarterly installments | item	12
Balloon payment to be paid	$ 39,400,000
Debt Instrument, Variable Interest Rate, Type [Extensible Enumeration]	us-gaap:SecuredOvernightFinancingRateSofrOvernightIndexSwapRateMember
Minimum liquidity amount	$ 500,000
Interest margin percentage	2.25%
Minimum liquidity of Partnership	$ 15,000,000
Incremental minimum liquidity, in excess of 8 vessels with less than 12 months employment contract remaining	1,500,000
Incremental minimum liquidity, next 12 vessels with less than 12 months employment contract remaining	1,000,000
Incremental minimum liquidity, first 8 vessels with less than 12 months employment contract remaining	$ 10,000,000
Minimum book equity ratio for Partnership	30.00%
Minimum EBITDA to interest ratio for Partnership	2.50%
Maximum market value of vessels as percentage of outstanding loan for first two years (in percent)	135.00%